INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss carry-forwards	$ 118,975	$ 69,622
Provision for credit loss	20,556	2,765
Inventory provision	299,901	166,289
Lease liabilities	601,051	222,361
Net deferred tax liabilities offset	(925,396)	(397,691)
Valuation allowance	(115,087)	(63,346)	$ (110,864)
Total deferred tax assets
Deferred tax liabilities:
Investment Income	(1,284,142)	(727,868)
Operating right-of-use assets	(598,864)	(233,111)
Finance lease right-of-use assets		(9,541)
Net deferred tax assets offset	925,396	397,691
Total deferred tax liabilities	$ (957,610)	$ (572,829)